Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Form 5500 Caption, Net Assets [Abstract]
Net assets available for benefits per the financial statements	$ 1,759,542,023	$ 1,573,567,743
Deemed distributions of Notes receivable from participants under the Plan	(33,080)	(36,328)
Net assets available for benefits per Form 5500	1,759,508,943	1,573,531,415
EBP, Form 5500 Caption, Participant Loans [Abstract]
Notes receivable from participants per the financial statements	7,355,926	7,171,476
Deemed distributions of Notes receivable from participants under the Plan	(33,080)	(36,328)
Participant loans per Form 5500	$ 7,322,846	$ 7,135,148